Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payable to a third party	$ 402,661
Other taxes payable	472,373	851,836
Accrued payroll and employee benefits	100,151	139,611
Deposits	5,485	7,457
Professional fees payable		1,612,224
Others	25,002	52,651
Total accrued expenses and other current liabilities	$ 1,005,672	$ 2,663,779